BONDS PAYABLE (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Long-term Commercial Paper, Noncurrent	$ 975,000
5% Participating zeron coupon bonds [Member]
Long-term Commercial Paper, Noncurrent	$ 975,000	$ 0